Equity - Non-cotrolling interest CABPI (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Non-current assets		€ 24,462	€ 22,649
Current assets		6,638	6,605
Non-current liabilities		(13,966)	(14,000)
Current liabilities		(8,149)	(7,278)
Revenue		20,438	18,302	€ 17,320
Profit after taxes		1,444	1,669	1,521
Other comprehensive income/(loss)		(33)	(306)	(292)
Total comprehensive income/(loss)		1,411	1,363	1,229
Comprehensive income attributable to non-controlling interests		26	0	27
Cash flows from (used in) operating activities		3,061	2,806	2,932
Net cash flows used in investing activities		(1,957)	(937)	(645)
Net cash flows used in financing activities		(973)	(1,822)	(2,276)
Net change in cash and cash equivalents		€ 131	€ 47	€ 11
Coca-Cola Beverages Philippines, Inc.
Disclosure of subsidiaries [line items]
NCI percentage	60.00%
Coca-Cola Beverages Philippines, Inc. | Aboitiz Equity Ventures Inc. (AEV)
Disclosure of subsidiaries [line items]
NCI percentage	40.00%	40.00%
Non-current assets		€ 2,007
Current assets		464
Non-current liabilities		(621)
Current liabilities		(614)
Net assets		1,236
Net assets attributable to non-controlling interest		494
Revenue		1,652
Profit after taxes		64
Other comprehensive income/(loss)		1
Total comprehensive income/(loss)		65
Comprehensive income attributable to non-controlling interests		26
Cash flows from (used in) operating activities		204
Net cash flows used in investing activities		(1,694)
Net cash flows used in financing activities		1,521
Net change in cash and cash equivalents		€ 31